Notes payable	12 Months Ended
Dec. 31, 2014
Notes payable [Abstract]
Notes payable
11	Notes payable

	December 31,
	2013	2014
Notes payable	$10,945	$9,234

Notes payable represents bills issued by various banks in favor of the Company's vendors and suppliers as payments for goods and services the Company purchased. The notes payable allows the Company's vendors and suppliers to receive payment in cash from the banks upon presentation on their due dates, which is usually between 60 to 90 days and withdrawal will be made from the Company's bank accounts. Accordingly, no interest will be charged on the bills.